Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income
The following table provides a breakdown of the effect a variation of 10% in the prevailing exchange rates on the Group’s net income, taking into consideration the exposure of financial assets and liabilities denominated in Pesos as of December 31, 2020:

	Appreciation (+) / depreciation (-) of exchange rate of Peso against dollar			Income (loss) for fiscal year ended December 31, 2020
Impact on net income before income tax corresponding to financial assets and liabilities		+10 -10	% %		(1,770 1,770)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate
The table below provides information about the financial assets and liabilities as of December 31, 2020 that accrue interest considering the applicable rate:

	Financial Assets (1)	Financial Liabilities (2)
Fixed interest rate	36,055	606,277
Variable interest rate	8,906	72,029

Total (3)	44,961	678,306

(1)
Includes temporary investments, loans with related parties and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest
bearing.

(2)	Includes only financial loans. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate
The table below shows the estimated impact on consolidated statement of comprehensive income that an increase or decrease of 100 basis points in the interest rate would have.

	Increase (+) / decrease (-) in the interest rates (basis points)	Income (loss) for fiscal year ended December 31, 2020
Impact on net income after income tax	+100 -100	(766 766)

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on the Group’s results as of December 31, 2020:

	Increase (+) / decrease (-) in the prices of investments in financial instruments		Income (loss) for the fiscal year ended December 31, 2020
Impact on net income before income tax	+10 -10	% %	4,447 (4,447)

Schedule of Maturity Dates of Financial Liabilities
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 2020:

	December 31, 2020
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	22,098	11,757	5,600	2,620	1,818	2,377	46,270
Loans	150,731	78,543	60,020	66,164	132,104	190,744	678,306
Other liabilities	9,062	2,284	34	642	—	1	12,023
Accounts payable (1)	138,537	41	1	—	—	640	139,219

	320,428	92,625	65,655	69,426	133,922	193,762	875,818

(1)	The amounts disclosed are the contractual, undiscounted cash flows associated to the financial liabilities given that they do not differ significantly from their face values.

Summary of Maximum Exposure to Credit Risk

Maximum exposure as of December 31, 2020
Cash and cash equivalents	54,618
Other financial assets	180,382

Summary of Breakdown of the Financial Assets
Following is the breakdown of the financial assets past due as of December 31, 2020:

	Current trade receivable	Other current receivables
Less than three months past due	11,670	574
Between three and six months past due	3,532	255
More than six months past due	15,943	1,628

	31,145	2,457